Note 12 - Inventories	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Inventory Disclosure [Text Block]
1
2
. Inventories

Effective
December
30,
2007
(beginning of
4th
quarter of Fiscal Year
2008
), the Company changed its inventory valuation method from the lower of cost, determined under the FIFO method, or market to the lower of cost, determined under the LIFO method, or market. In the high inflation environment that the Company was experiencing, the Company believed that the LIFO inventory method was preferable over the FIFO method because it better compares the cost of current production to current revenue. The effect of LIFO was to increase continuing net earnings by
$12.8
million in
2020
and to reduce net earnings by
$30.4
million in
2019,
compared to what would have been reported using the FIFO inventory method. The increase in earnings per share was
$1.38
(
$1.37
diluted) in
2020;
and a reduction in earnings per share of
$3.14
(
$3.14
diluted) in
2019.
There were LIFO liquidations of
$6.6
million in
2020
and
$28.7
million in
2019.
Most of this LIFO liquidation in
2019
is reported as Discontinued Operations since it related to the Modesto fruit (see Discontinued Operations Note
3
). The inventories by category and the impact of using the LIFO method are shown in the following table:

	2020	2019
	(In thousands)

Finished products	$351,251	$454,920
In process	31,173	42,045
Raw materials and supplies	173,474	166,060
	555,898	663,025
Less excess of FIFO cost over LIFO cost	144,267	161,341
Total inventories	$411,631	$501,684